Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	$ 48	$ 53
Other Liabilities, Current	(123)	(135)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(224)	(278)
Accumulated Other Comprehensive Income (Loss), Net of Tax	15	(73)	$ (130)
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other Liabilities, Current	1	1
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(38)	(50)
Accumulated Other Comprehensive Income (Loss), Net of Tax	1	2
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(38)	(49)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	1	2
Deferred income taxes	0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	1	2
Defined Benefit Plan, Accumulated Benefit Obligation	249	281
Accumulated Benefit Obligation for Funded Plans	247	279
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	249	281
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	210	230
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	249	281
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	249	281
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	210	230
Pension plans with projected benefit obligation [Abstract]
Actuarial Gain from Plan Amendment	0	0
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other Liabilities, Current	(5)	(5)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(171)	(208)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(4)	(4)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(180)	(217)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(5)	(5)
Deferred income taxes	1	1
Net Amounts Recognized in Accumulated Other Comprehensive Income	(4)	(4)
Defined Benefit Plan, Accumulated Benefit Obligation	458	518
Accumulated Benefit Obligation for Funded Plans	308	342
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	158	201
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	8	23
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	167	215
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	492	563
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	316	351
Pension plans with projected benefit obligation [Abstract]
Actuarial Gain from Plan Amendment	0	(2)
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other Liabilities, Current	(1)	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(6)	(9)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3)	(3)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(10)	(12)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(1)	0
Deferred income taxes	(2)	(3)
Net Amounts Recognized in Accumulated Other Comprehensive Income	(3)	(3)
Pension plans with projected benefit obligation [Abstract]
Actuarial Gain from Plan Amendment	(1)	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(9)	(11)
Accumulated Other Comprehensive Income (Loss), Net of Tax	2	1
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(7)	(10)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	3	2
Deferred income taxes	(1)	1
Net Amounts Recognized in Accumulated Other Comprehensive Income	2	1
Pension plans with projected benefit obligation [Abstract]
Actuarial Gain from Plan Amendment	$ 0	$ (1)